Supplement to the current effective Statement of Additional Information of each of the listed funds:
--------------------------------------------------------------------------------

DWS Balanced VIP
DWS Strategic Income VIP

The  following   disclosure   replaces  similar  disclosure  in  the  "Portfolio
Transactions" section of the above portfolios' current Statement of Additional Information.

Portfolio Ownership of Portfolio Managers. For Portfolios managed by the Advisor, the following table shows the dollar range of shares owned beneficially and of record by each member of the Portfolios' management team (except DWS Money Market VIP) in the applicable Portfolio as well as in all DWS Funds as a group (i.e., those funds/portfolios advised by Deutsche Asset Management or its affiliates), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of December 31, 2005 for William Chepolis, Inna Okounkova and Julie VanCleave, as of May 31, 2006 for Matthew MacDonald, as of June 30, 2006 for Gary Sullivan, and as of October 31, 2006 for Jin Chen, Julie Abbett, Thomas Picciochi and Robert Wang.

                                                                      Dollar Range of        Dollar Range of All
                                              Name of                Portfolio Shares          DWS Fund Shares
Name of Portfolio                        Portfolio Manager                 Owned                    Owned
-----------------                        -----------------                 -----                    -----
Balanced                            William Chepolis                        $0                $100, 001-$500,000
                                    Matthew F. MacDonald                    $0                        $0
                                    Inna Okounkova                          $0                $100,001-$500,000
                                    Gary Sullivan                           $0                   $1 - $10,000
                                    Julie VanCleave                         $0                 Over $1,000,000
                                    Robert Wang                             $0                 $50,001-$100,000
                                    Jin Chen                                $0                $100,001-$500,000
                                    Julie Abbett                            $0                 $50,001-$100,000
                                    Thomas Picciochi                        $0                $100,001-$500,000

Strategic Income                    William Chepolis                        $0                $100,001-$500,000
                                    Matthew F. MacDonald                    $0                        $0
                                    Gary Sullivan                           $0                   $1 - $10,000
                                    Thomas Picciochi                        $0                $100,001-$500,000
                                    Robert Wang                             $0                 $50,001-$100,000

Conflicts of Interest. In addition to managing the assets of the Portfolios, the portfolio managers may have responsibility for managing other client accounts of the Advisor or its affiliates. The tables below show, for each portfolio manager of Portfolios managed by the Advisor, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Fund, (2)
pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. The tables also show the number of performance-based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of December 31, 2005 for William Chepolis, Inna Okounkova and Julie VanCleave, as of May 31, 2006 for Matthew MacDonald, as of June 30, 2006 for Gary Sullivan, and as of October 31, 2006 for Jin Chen, Julie Abbett, Thomas Picciochi and
Robert Wang.

                                       1

Other SEC Registered Investment Companies Managed:

                                                                                                 Number of
                                                                                                Investment
                                                        Number of        Total Assets of         Company        Total Assets of
                                                      Registered          Registered         Accounts with       Performance-
                             Name of Portfolio        Investment          Investment           Performance-       Based Fee
Name of Portfolio                  Manager             Companies           Companies             Based Fee       Accounts
-----------------                  -------             ---------           ---------             ---------       --------

Balanced                  William Chepolis               15            $11,570,769,898             0                $0
                          Matthew F. MacDonald           15             $8,432,626,626             0                $0
                          Inna Okounkova                 10             $3,419,031,192             0                $0
                          Gary Sullivan                   0                         $0             0                $0
                          Robert Wang                    25             $5,874,984,861             0                $0
                          Jin Chen                       12             $5,298,286,438             0                $0
                          Julie Abbett                   12             $5,298,286,438             0                $0
                          Thomas Picciochi                7             $1,794,312,280             1            $32,518,622

Strategic Income          William Chepolis               25             $5,985,516,164             0                $0
                          Matthew F. MacDonald           15             $8,432,626,626             0                $0
                          Gary Sullivan                   0                         $0             0                $0
                          Thomas Picciochi                7             $1,794,312,280             0                $0
                          Robert Wang                    27             $8,085,244,604             0                $0

Other Pooled Investment Vehicles Managed:

                                                                                               Number of
                                                                                                Pooled
                                                                                              Investment         Total Assets
                                                     Number of                                  Vehicle             of
                                                       Pooled         Total Assets of        Accounts with     Performance-
                         Name of Portfolio           Investment          Pooled             Performance-       Based Fee
Name of Portfolio                Manager              Vehicles       Investment Vehicles       Based Fee         Accounts
-----------------                -------              --------       -------------------       ---------         --------

Balanced                William Chepolis                  0                       $0               0                $0
                        Matthew F. MacDonald              0                       $0               0                $0
                        Inna Okounkova                    5             $144,851,864               0                $0
                        Gary Sullivan                     0                       $0               0                $0
                        Julie VanCleave                   0                       $0               0                $0
                        Robert Wang                      26             $216,836,429               1           $170,337,400
                        Jin Chen                          3              $93,281,240               0                $0
                        Julie Abbett                      3              $93,281,240               0                $0
                        Thomas Picciochi                  3             $390,173,081               2           $271,430,825

Strategic Income        William Chepolis                  0                       $0
                        Matthew F. MacDonald              0                       $0               0                $0
                        Gary Sullivan                     0                       $0               0                $0
                        Thomas Picciochi                  3             $390,173,081               2           $271,430,825
                        Robert Wang                       6             $555,931,180               1           $170,337,400


                                       2

Other Accounts Managed:

                                                                                          Number of         Total Assets
                                                                                             Other               of
                                                      Number                              Accounts with      Performance-
                          Name of Portfolio          of Other       Total Assets of        Performance-        Based Fee
Name of Portfolio               Manager              Accounts        Other Accounts         Based Fee          Accounts
-----------------               -------              --------        --------------         ---------          --------
Balanced               William Chepolis                  1             $306,664,004             0                 $0
                       Matthew F. MacDonald              0                       $0             0                 $0
                       Inna Okounova                     0                       $0             0                 $0
                       Gary Sullivan                     0                       $0             0                 $0
                       Julie VanCleave                  14           $1,279,351,379             0                 $0
                       Robert Wang                      35           $6,041,714,812             3            $340,192,399
                       Jin Chen                          4             $267,089,607             0                 $0
                       Julie Abbett                      4             $267,089,607             0                 $0
                       Thomas Picciochi                 11          $11,847,842,571             9           $11,723,783,059

Strategic Income       William Chepolis                  2             $157,019,931             0                 $0
                       Matthew F. MacDonald              0                       $0             0                 $0
                       Gary Sullivan                     0                       $0             0                 $0
                       Thomas Picciochi                 11          $11,847,842,571             9           $11,723,783,059
                       Robert Wang                      38           $7,081,157,607             3            $340,192,399


In addition to the accounts above, an investment professional may have personal accounts that may include holdings that are similar to, or the same as, those of the Portfolios. The Advisor has in place a Code of Ethics that is designed to address conflicts of interest and that, among other things, imposes restrictions on the ability of portfolio managers and other "access persons" to invest in securities that may be recommended or traded in the Portfolios and other client accounts.

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one Portfolio or account, including the following:

o Certain investments may be appropriate for a Portfolio and also for other clients advised by the Advisor, including other client accounts managed by a Portfolio's management team. Investment decisions for a Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of the Advisor may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results achieved for a Portfolio may differ from the results achieved for other clients of the Advisor. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be most equitable to each client, generally utilizing a pro rata allocation methodology. In some cases, the allocation procedure could potentially have an adverse effect or positive effect on the price or amount of the securities purchased or sold by a Portfolio. Purchase and sale orders for the Portfolio may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to a Portfolio and the other clients.

o To the extent that a portfolio manager has responsibilities for managing multiple client accounts, a portfolio manager will need to divide time and attention among relevant accounts. The Advisor attempts to minimize these conflicts by aligning its portfolio management teams by investment strategy and by employing similar investment models across multiple client accounts.

o In some cases, an apparent conflict may arise where the Advisor has an incentive, such as a performance-based fee, in managing one account and not with respect to other accounts it manages. The Advisor will not determine allocations based on whether it receives a performance-based fee from the client. Additionally, the Advisor has in place supervisory oversight processes to periodically monitor performance deviations for accounts with like strategies.

The Advisor is owned by Deutsche Bank AG, a multi-national financial services company. Therefore, the Advisor is affiliated with a variety of entities that provide, and/or engage in commercial banking, insurance, brokerage, investment banking, financial advisory, broker-dealer activities (including sales and trading), hedge funds, real estate and private equity investing, in addition to the provision of investment management services to institutional and individual investors. Since Deutsche Bank AG, its affiliates, directors, officers and employees (the "Firm") are engaged in businesses and have interests other than managing asset management accounts, such other activities involve real, potential or apparent conflicts of interests. These interests and activities include potential advisory, transactional and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by the Firm for its clients' advisory accounts. These are considerations of which advisory clients should be aware and which may cause conflicts that could be to the disadvantage of the Advisor's advisory clients. The Advisor has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest and, as appropriate, to report them to the Board.













               Please Retain This Supplement for Future Reference


March 1, 2007

                                       4